Other Comprehensive Income	12 Months Ended
Dec. 31, 2019
Other Comprehensive Income [Abstract]
Other Comprehensive Income	OTHER COMPREHENSIVE INCOMEDetails of other comprehensive income (loss) are as follows:
Table 86: Other Comprehensive Income (Loss)

In millions	2019	2018	2017
Net unrealized gains (losses) on non-OTTI securities
Increase in net unrealized gains (losses) on non-OTTI securities	$1,505	$(522)	$29
Less: Net gains (losses) realized as a yield adjustment reclassified to investment securities interest income	11	12	25
Less: Net gains (losses) realized on sales of securities reclassified to noninterest income	29	(8)	(12)
Net increase (decrease), pre-tax	1,465	(526)	16
Effect of income taxes	(337)	121	(6)
Net increase (decrease), after-tax	1,128	(405)	10
Net unrealized gains (losses) on OTTI securities
Increase in net unrealized gains (losses) on OTTI securities	24	(14)	173
Less: Net gains (losses) realized on sales of securities reclassified to noninterest income			2
Less: OTTI losses realized on securities reclassified to noninterest income			(1)
Net increase (decrease), pre-tax	24	(14)	172
Effect of income taxes	(5)	3	(63)
Net increase (decrease), after-tax	19	(11)	109
Net unrealized gains (losses) on cash flow hedge derivatives
Increase in net unrealized gains (losses) on cash flow hedge derivatives	334	(118)	(90)
Less: Net gains (losses) realized as a yield adjustment reclassified to loan interest income	9	41	159
Less: Net gains (losses) realized as a yield adjustment reclassified to investment securities interest income	9	11	21
Less: Net gains (losses) realized on sales of securities reclassified to noninterest income	19	8	17
Net increase (decrease), pre-tax	297	(178)	(287)
Effect of income taxes	(68)	41	105
Net increase (decrease), after-tax	229	(137)	(182)
Pension and other postretirement benefit plan adjustments
Net pension and other postretirement benefit activity	146	10	126
Amortization of actuarial loss (gain) reclassified to other noninterest expense	8	5	47
Amortization of prior service cost (credit) reclassified to other noninterest expense	4	1	(4)
Net increase (decrease), pre-tax	158	16	169
Effect of income taxes	(36)	(4)	(62)
Net increase (decrease), after-tax	122	12	107
Other
Net investment hedge derivatives	(24)	76	(81)
Foreign currency translation adjustments	41	(58)	90
Net increase (decrease), pre-tax	17	18	9
Effect of income taxes	5	(17)	29
Net increase (decrease), after-tax	22	1	38
Total other comprehensive income (loss) from continuing operations, pre-tax	1,961	(684)	79
Total other comprehensive income (loss) from continuing operations, tax effect	(441)	144	3
Total other comprehensive income (loss) from continuing operations, after-tax	$1,520	$(540)	$82
Total other comprehensive income (loss) from discontinued operations, after-tax	4	(43)	35
Total other comprehensive income (loss), after-tax	$1,524	$(583)	$117

Table 87: Accumulated Other Comprehensive Income (Loss) Components

In millions, after-tax	Net unrealized gains (losses) on non-OTTI securities	Net unrealized gains (losses) on OTTI securities	Net unrealized gains (losses) on cash flow hedge derivatives	Pension and other postretirement benefit plan adjustments	Other	Accumulated other Comprehensive Income from Continuing Operations	Accumulated other Comprehensive Income from Discontinued Operations	Total
Balance at December 31, 2016	$52	$106	$333	$(553)	$(106)	$(168)	$(97)	$(265)
Net activity	10	109	(182)	107	38	82	35	117
Balance at December 31, 2017	$62	$215	$151	$(446)	$(68)	$(86)	$(62)	$(148)
Cumulative effect of adopting ASU 2018-02 (a)	59		33	(96)	24	20	(14)	6
Balance at January 1, 2018	121	215	184	(542)	(44)	$(66)	$(76)	$(142)
Net activity	(405)	(11)	(137)	12	1	(540)	(43)	(583)
Balance at December 31, 2018	$(284)	$204	$47	$(530)	$(43)	$(606)	$(119)	$(725)
Net activity	1,128	19	229	122	22	1,520	4	1,524
Balance at December 31, 2019	$844	$223	$276	$(408)	$(21)	$914	$(115)	$799

(a)
Represents the cumulative impact of adopting ASU 2018-02 which permits the reclassification to retained earnings of the income tax effects stranded within AOCI. See the Recently Adopted Accounting Standards portion of Note 1 Accounting Policies in our 2018 Form 10-K for additional detail on this adoption.